Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net Income	$ 1,259,808	$ 1,255,623	$ 1,326,977
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	699,328	648,225	602,896
Change in deferred taxes, net	113,790	15,913	75,170
Investment gain			139,600
Stock Option Compensation Expense	8,507	13,593	26,476
Cash outflow from hedging	0	(4,073)	(13,947)
Equity Method Investments	676,822	664,446
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(157,411)	(41,280)	(43,344)
Inventories, net	(85,758)	(54,918)	(48,279)
Prepaid expenses, other current and non-current assets	(24,179)	67,875	88,413
Accounts payable, accrued expenses and other current and non-current liabilities	121,424	215,264	225,586
Income tax payable	(94,916)	(36,057)	(38,478)
Net cash provided by (used in) operating activities	1,861,392	2,034,805	2,039,063
Investing Activities:
Purchases of property, plant and equipment	(931,627)	(747,938)	(675,310)
Proceeds from sale of property, plant and equipment	11,673	19,847	9,667
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,779,058)	(495,725)	(1,878,908)
Proceeds from divestitures	8,257	18,276	263,306
Net cash (used in) provided by investing activities	(2,690,755)	(1,205,540)	(2,281,245)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	(9,500)	189,250	(372,500)
Proceeds from exercise of stock options	107,047	111,300	121,126
Payment of dividends [N]	(317,903)	(296,134)	(271,733)
Distributions to noncontrolling interests	250,271	216,758	195,023
Contributions from noncontrolling interests	42,356	66,467	37,704
Net cash (used in) provided by financing activities	805,011	(808,040)	468,340
Proceeds from conversion of preference shares into ordinary shares	0	(34,784)
Effect of exchange rate changes on cash and cash equivalents	(24,570)	(26,488)	4,590
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(48,922)	(5,263)	230,748
Cash and cash equivalents at beginning of period	682,777	688,040	457,292
Cash and cash equivalents at end of period	633,855	682,777	688,040
Issuers [Member]
Operating Activities:
Net Income	4,406	4,377	4,357
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	(3)	(8)	(3,724)
Income tax payable	(1,650)	174	97
Net cash provided by (used in) operating activities	2,753	4,543	730
Financing Activities:
Long-term debt and capital lease obligations, net	(2,752)	(4,544)	(730)
Net cash (used in) provided by financing activities	(2,752)	(4,544)	(730)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	1	(1)
Cash and cash equivalents at beginning of period	0	1	1
Cash and cash equivalents at end of period	1	0	1
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	1,045,266	1,109,890	1,186,809
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	4,211,195	(924,138)	(1,002,965)
Depreciation and amortization	632	689	519
Change in deferred taxes, net	(18,444)	(34,548)	1,994
(Gain) loss on sale of fixed assets and investments		(43)	(40)
Loss (gain) on investments	(13,862)		1,247
Write-off of loans from related parties	67,629	91,593	7,527
Stock Option Compensation Expense	6,307	(13,593)	(26,476)
Cash outflow from hedging		4,073	(1,322)
Equity Method Investments	42,087
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	20,961	46,352	148,172
Accounts receivable from/payable to related parties	(5,222,902)	(334,000)	1,653,955
Accounts payable, accrued expenses and other current and non-current liabilities	29,906	11,469	(1,884)
Income tax payable	(112,696)	7,917	(137)
Net cash provided by (used in) operating activities	83,803	7,646	2,059,448
Investing Activities:
Purchases of property, plant and equipment	(835)	(320)	(485)
Proceeds from sale of property, plant and equipment		48	40
Disbursements of loans to related parties	(163,172)	911,133	(1,551,372)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(273,204)	(103,308)	(1,618,662)
Proceeds from divestitures			44
Net cash (used in) provided by investing activities	(437,211)	807,553	(3,170,435)
Financing Activities:
Short-term borrowings, net	1,803	20	(24,338)
Long-term debt and capital lease obligations, net	540,825	(140,374)	1,308,572
Proceeds from exercise of stock options	98,523	102,419	100,178
Payment of dividends [N]	(317,903)	(296,134)	(271,733)
Proceeds From Repurchase Of Equity		(505,014)
Net cash (used in) provided by financing activities	323,248	(804,299)	1,112,679
Proceeds from conversion of preference shares into ordinary shares		(34,784)
Effect of exchange rate changes on cash and cash equivalents	30,264	(10,965)	(1,616)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	104	(65)	76
Cash and cash equivalents at beginning of period	13	78	2
Cash and cash equivalents at end of period	117	13	78
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	562,107	(3,251)	31,534
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	55,433	52,029	47,832
Change in deferred taxes, net	(2,212)	3,149	4,113
(Gain) loss on sale of fixed assets and investments	131	437	(163)
Loss (gain) on investments	(986)	(61)
Write-off of loans from related parties	7,371
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(33,760)	14,851	(23,848)
Inventories, net	24,166	(4,162)	(40,910)
Prepaid expenses, other current and non-current assets	10,742	(11,519)	(13,633)
Accounts receivable from/payable to related parties	6,481	644,752	(49,477)
Accounts payable, accrued expenses and other current and non-current liabilities	47,061	21,203	33,157
Net cash provided by (used in) operating activities	131,624	717,428	(11,395)
Investing Activities:
Purchases of property, plant and equipment	(111,994)	(76,096)	(78,272)
Proceeds from sale of property, plant and equipment	454	583	407
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(15,168)	(24,503)	(2,021)
Net cash (used in) provided by investing activities	(126,708)	(100,016)	(79,886)
Financing Activities:
Short-term borrowings, net	(2,982)	(613,593)	91,628
Net cash (used in) provided by financing activities	(2,982)	(613,593)	91,628
Effect of exchange rate changes on cash and cash equivalents	(702)	170	10
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	1,232	3,989	357
Cash and cash equivalents at beginning of period	4,490	501	144
Cash and cash equivalents at end of period	5,722	4,490	501
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	15,225	739,402	863,247
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(771,567)	(816,954)	(910,777)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	149,106	(44,179)	(64,830)
Accounts receivable from/payable to related parties	(814,972)	128,185	117,090
Accounts payable, accrued expenses and other current and non-current liabilities	1,754	6,246	1,024
Income tax payable	(136,469)	(50,528)	(30,967)
Net cash provided by (used in) operating activities	(1,010,041)	(37,828)	(25,213)
Investing Activities:
Disbursements of loans to related parties	249,485	141,347	289,879
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,800)	(1,000)
Net cash (used in) provided by investing activities	247,685	140,347	289,879
Financing Activities:
Long-term debt and capital lease obligations, net	762,356	1,596,569	(264,666)
Payment of dividends [N]		(684,229)
Net cash (used in) provided by financing activities	762,356	(102,519)	(264,666)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	1,316,739	1,206,287	1,210,395
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(10,403)
Depreciation and amortization	676,704	629,071	583,375
Change in deferred taxes, net	145,601	46,888	71,744
(Gain) loss on sale of fixed assets and investments	2,523	(33,378)	(29,321)
Investment gain			(139,600)
Stock Option Compensation Expense	2,200
Cash outflow from hedging			15,269
Equity Method Investments	(18,964)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(123,932)	(54,149)	(19,496)
Inventories, net	(148,719)	(70,848)	(11,532)
Prepaid expenses, other current and non-current assets	(198,834)	72,114	37,633
Accounts receivable from/payable to related parties	948,813	(559,991)	(1,788,646)
Accounts payable, accrued expenses and other current and non-current liabilities	42,577	181,426	193,756
Income tax payable	146,271	7,661	13,927
Net cash provided by (used in) operating activities	2,790,979	1,404,471	93,025
Investing Activities:
Purchases of property, plant and equipment	(863,362)	(712,213)	(638,394)
Proceeds from sale of property, plant and equipment	11,219	19,216	9,220
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,773,964)	(492,683)	(1,876,310)
Proceeds from divestitures	8,257	18,276	263,306
Net cash (used in) provided by investing activities	(2,617,850)	(1,167,404)	(2,242,178)
Financing Activities:
Short-term borrowings, net	(28,172)	597,859	(80,241)
Long-term debt and capital lease obligations, net	(124,109)	(2,680,352)	1,380,034
Increase (decrease) of accounts receivable securitization program	(9,500)	189,250	(372,500)
Proceeds from exercise of stock options	8,524	8,881	20,948
Payment of dividends [N]	(20,387)	681,345	(241)
Proceeds From Repurchase Of Equity	218,371
Distributions to noncontrolling interests	250,271	216,758	(195,023)
Contributions from noncontrolling interests	42,356	66,467	37,704
Net cash (used in) provided by financing activities	(163,188)	(235,625)	2,372,269
Effect of exchange rate changes on cash and cash equivalents	(54,132)	(15,693)	6,196
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(44,191)	(14,251)	229,312
Cash and cash equivalents at beginning of period	672,206	686,457	457,145
Cash and cash equivalents at end of period	628,015	672,206	686,457
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,683,935)	(1,801,082)	(1,969,365)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(3,439,628)	1,741,092	1,924,145
Depreciation and amortization	(33,441)	(33,564)	(28,830)
Change in deferred taxes, net	(11,155)	424	(2,681)
Loss (gain) on investments	14,848	61	(1,247)
Write-off of loans from related parties	(75,000)	(91,593)	(7,527)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	281	(1,982)
Inventories, net	38,795	20,092	4,163
Prepaid expenses, other current and non-current assets	(6,154)	5,107	(18,929)
Accounts receivable from/payable to related parties	5,077,605	106,351	55,007
Accounts payable, accrued expenses and other current and non-current liabilities	126	(5,080)	(467)
Income tax payable	9,628	(1,281)	(21,398)
Net cash provided by (used in) operating activities	(137,726)	(61,455)	(77,532)
Investing Activities:
Purchases of property, plant and equipment	44,564	40,691	41,841
Disbursements of loans to related parties	(86,313)	(1,052,480)	1,261,493
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	285,078	125,769	1,618,085
Proceeds from divestitures			(44)
Net cash (used in) provided by investing activities	243,329	(886,020)	2,921,375
Financing Activities:
Long-term debt and capital lease obligations, net	86,313	1,052,480	(1,261,493)
Payment of dividends [N]	20,387	2,884	241
Proceeds From Repurchase Of Equity	(218,371)
Net cash (used in) provided by financing activities	(111,671)	952,540	(2,842,840)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(6,068)	5,065	1,003
Cash and cash equivalents at beginning of period	6,068	1,003
Cash and cash equivalents at end of period		$ 6,068	$ 1,003